Operating Segments - Schedule of Operating Segments (Details) - Operating Segment [Member] - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Segments [Line Items]
Revenue	RM 51,999,379	RM 29,280,649	RM 13,000,026
Cost of Sales	(39,841,428)	(21,112,777)	(7,959,225)
Gross Profit	12,157,951	8,167,872	5,040,801
Selling & Administrative Expenses	(2,669,126)	(2,728,190)	(1,807,924)
Disposal Gain		662,701
Income from operations	9,488,825	6,102,383	3,232,877
Segment depreciation	1,687,992	1,639,079	1,260,586
Segment amortization	55,256	102,379	164,345
Segment Assets	27,354,501	21,298,628	12,844,498
Segment Liabilities	9,970,300	11,079,937	4,952,755
SAAS [Member]
Schedule of Operating Segments [Line Items]
Revenue	12,030,103	3,605,525	1,328,798
Cost of Sales	(9,268,483)	(992,815)	(470,167)
Gross Profit	2,761,620	2,612,710	858,631
Selling & Administrative Expenses	(667,282)	(545,638)	(361,585)
Disposal Gain
Income from operations	2,094,338	2,067,072	497,046
Segment depreciation	1,012,795	983,447	756,352
Segment amortization	33,154	61,427	98,607
Segment Assets	16,412,701	12,779,177	7,706,698
Segment Liabilities	5,982,180	6,647,962	2,971,653
Software Customization [Member]
Schedule of Operating Segments [Line Items]
Revenue	5,678,947	2,865,215	2,483,001
Cost of Sales	(5,589,343)	(2,189,450)	(1,199,509)
Gross Profit	89,604	675,765	1,283,492
Selling & Administrative Expenses	(667,282)	(545,638)	(361,585)
Disposal Gain
Income from operations	(577,678)	130,127	921,907
Segment depreciation	168,799	163,908	126,059
Segment amortization	5,525	10,238	16,435
Segment Assets	2,735,450	2,129,863	1,284,450
Segment Liabilities	997,030	1,107,994	495,275
Data Analysis & Hosting Services [Member]
Schedule of Operating Segments [Line Items]
Revenue	12,947,339	7,357,444	4,284,753
Cost of Sales	(11,710,862)	(7,892,692)	(2,979,152)
Gross Profit	1,236,477	(535,248)	1,305,601
Selling & Administrative Expenses	(667,281)	(545,638)	(361,585)
Disposal Gain
Income from operations	569,196	(1,080,886)	944,016
Segment depreciation	337,598	327,816	252,117
Segment amortization	11,051	20,476	32,869
Segment Assets	5,470,900	4,259,726	2,568,900
Segment Liabilities	1,994,060	2,215,987	990,551
Outright Purchase [Member]
Schedule of Operating Segments [Line Items]
Revenue	21,342,990	14,269,572	3,715,205
Cost of Sales	(12,943,296)	(9,472,173)	(2,498,021)
Gross Profit	8,399,694	4,797,399	1,217,184
Selling & Administrative Expenses	(667,281)	(545,638)	(361,585)
Income from operations	7,732,413	4,251,761	855,599
Segment depreciation	84,400	81,954	63,029
Segment amortization	2,763	5,119	8,217
Segment Assets	1,367,725	1,064,931	642,225
Segment Liabilities	498,515	553,997	247,638
Other [Member]
Schedule of Operating Segments [Line Items]
Revenue		1,182,893	1,188,269
Cost of Sales	(329,444)	(565,647)	(812,376)
Gross Profit	(329,444)	617,246	375,893
Selling & Administrative Expenses		(545,638)	(361,584)
Disposal Gain		662,701
Income from operations	(329,444)	734,309	14,309
Segment depreciation	84,400	81,954	63,029
Segment amortization	2,763	5,119	8,217
Segment Assets	1,367,725	1,064,931	642,225
Segment Liabilities	RM 498,515	RM 553,997	RM 247,638